DEBT - Narrative (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 04, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2018	May 22, 2018	Dec. 22, 2016	Jun. 24, 2015
Debt Instrument [Line Items]
Total borrowings				$ 120,334,222	$ 7,500,000
Loss on extinguishment of convertible note				$ 0	$ 102,972	$ 0
Credit Agreement Warrants
Debt Instrument [Line Items]
Warrant issued (in shares)								12,500	10,000	15,107
Exercise price (in dollars per share)								$ 3.04	$ 2.33	$ 0.95
Term Loan Warrants
Debt Instrument [Line Items]
Warrant issued (in shares)	126,993
Exercise price (in dollars per share)	$ 7.0871
Warrants to purchase common stock outstanding ( in shares)				0
Line of Credit | Prime Rate
Debt Instrument [Line Items]
Interest rate					3.25%	3.25%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 45,000,000		$ 7,500,000
Proceeds from term loan		$ 2,367,500	5,132,500
Total borrowings		$ 7,500,000
Debt instrument covenant, minimum unrestricted cash balance	$ 15,000,000
Debt instrument covenant, retail gross margin percentage	8.00%
Repayment of term loan	$ 5,000,000
Loss on extinguishment of convertible note	$ 202,723
Secured Debt | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate	8.50%
Secured Debt | Line of Credit | Federal Funds Effective Rate
Debt Instrument [Line Items]
Interest rate	0.50%
Secured Debt | Line of Credit | Prime Rate
Debt Instrument [Line Items]
Interest rate	0.50%
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 4,000,000		$ 4,000,000		$ 11,000,000
Current borrowing capacity				$ 2,767,471	$ 2,571,667